UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: P.O. Box 4209
         Hopkins, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-807-5095

Signature, Place, and Date of Signing:

      /s/ Maressia Twele     Hopkins, MN     January 19, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $126,632 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      251     3918 SH       SOLE                     1050        0     2868
CLAYMORE EXCHANGE-TRADED FD    ALPH SHS CHINA   18385P101      467    18500 SH       SOLE                    18500        0        0
DELAWARE INV MN MUN INC FD I   COM              24610V103      166    13550 SH       SOLE                        0        0    13550
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      477    15000 SH       SOLE                    15000        0        0
ISHARES TR                     HIGH YLD CORP    464288513    12033   136984 SH       SOLE                   120200        0    16784
ISHARES TR                     RSSL MCRCP IDX   464288869     2672    68471 SH       SOLE                    57600        0    10871
ISHARES TR                     S&P DEV EX-US    464288422      734    23917 SH       SOLE                    22000        0     1917
ISHARES TR                     S&P NTL AMTFREE  464288414      803     7817 SH       SOLE                        0        0     7817
ISHARES TR                     US PFD STK IDX   464288687     4168   113565 SH       SOLE                    90070        0    23495
ISHARES TR INDEX               BARCLY USAGG B   464287226    13948   135172 SH       SOLE                   129150        0     6022
ISHARES TR INDEX               BARCLYS 1-3 YR   464287457      489     5900 SH       SOLE                     5900        0        0
ISHARES TR INDEX               BARCLYS 20+ YR   464287432     2468    27452 SH       SOLE                    21628        0     5824
ISHARES TR INDEX               BARCLYS 7-10 YR  464287440     4142    46752 SH       SOLE                    38173        0     8579
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     9488    91316 SH       SOLE                    82810        0     8506
ISHARES TR INDEX               COHEN&ST RLTY    464287564     4001    76189 SH       SOLE                    67600        0     8589
ISHARES TR INDEX               DJ SEL DIV INX   464287168     9200   209511 SH       SOLE                   163415        0    46096
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      787    18627 SH       SOLE                    13750        0     4877
ISHARES TR INDEX               IBOXX INV CPBD   464287242    10222    98146 SH       SOLE                    82336        0    15810
ISHARES TR INDEX               MSCI EAFE IDX    464287465     4171    75450 SH       SOLE                    57100        0    18350
ISHARES TR INDEX               MSCI EMERG MKT   464287234     3212    77398 SH       SOLE                    42990        0    34408
ISHARES TR INDEX               RUSL 2000 VALU   464287630      591    10183 SH       SOLE                        0        0    10183
ISHARES TR INDEX               RUSSELL1000GRW   464287614     3135    62880 SH       SOLE                    56360        0     6520
ISHARES TR INDEX               RUSSELL1000VAL   464287598     3118    54322 SH       SOLE                    47570        0     6752
ISHARES TR INDEX               S&P 500 INDEX    464287200     2704    24180 SH       SOLE                    18700        0     5480
ISHARES TR INDEX               S&P MIDCAP 400   464287507     5550    76651 SH       SOLE                    59100        0    17551
ISHARES TR INDEX               S&P SMLCAP 600   464287804     5044    92183 SH       SOLE                    76500        0    15683
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     2026    80895 SH       SOLE                    48442        0    32453
NFJ DIVID INT & PREM STRTGY    COM SHS          65337H109      643    43560 SH       SOLE                     2700        0    40860
POWERSHARES INDIA ETF TR       INDIA PORT       73935L100      441    20000 SH       SOLE                    20000        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     1062    18690 SH       SOLE                    18000        0      690
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     2624    33390 SH       SOLE                    32900        0      490
VANGUARD INDEX FDS             GROWTH ETF       922908736     1494    28165 SH       SOLE                    25100        0     3065
VANGUARD INDEX FDS             MID CAP ETF      922908629     2949    49195 SH       SOLE                    46200        0     2995
VANGUARD INDEX FDS             SMALL CP ETF     922908751      950    16566 SH       SOLE                    14500        0     2066
VANGUARD INDEX FDS             VALUE ETF        922908744      824    17250 SH       SOLE                    15300        0     1950
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     2646    64530 SH       SOLE                    58600        0     5930
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     3084    90177 SH       SOLE                    83250        0     6927
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     3407    83047 SH       SOLE                    79950        0     3097
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422      441    20000 SH       SOLE                    20000        0        0